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Pax Ellevate Global Women's Leadership Fund
Pax Ellevate Global Women's Leadership Fund (the "Global Women's Fund") Summary of Key Information
Investment Objective

The Global Women's Fund seeks investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Impax Global Women's Leadership Index (the "Women's Index"), while maintaining risk characteristics that Pax Ellevate Management LLC ("PEM") believes are generally similar to those of the Women's Index.

Fees & Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold Institutional Class or Investor Class shares of the Global Women's Fund.
Shareholder Fees (Fees Paid Directly From Your Investment)
Shareholder Fees - Pax Ellevate Global Women's Leadership Fund	Institutional Class	Investor Class
Maximum sales charge (load) imposed on purchases (as a % of offering price)	none	none
Maximum deferred sales charge (load) imposed on redemptions (as a % of the lower of original purchase price or net asset value)	none	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - Pax Ellevate Global Women's Leadership Fund		Institutional Class	Investor Class
Management Fee	[1]	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		none	0.25%
Other Expenses		none	none
Total Annual Fund Operating Expenses		0.55%	0.80%
[1]	The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent and custodian fees, Fund legal fees and other expenses.

Example of Expenses

This example is intended to help you compare the cost of investing in Institutional Class or Investor Class shares of the Global Women's Fund with the cost of investing in other mutual funds.

The table assumes that an investor invests $10,000 in Institutional Class or Investor Class shares of the Global Women's Fund for the time periods indicated and then redeems all of his or her shares at the end of those periods. The table also assumes that the investment has a 5% return each year, that all dividends and distributions are reinvested and that the Global Women's Fund's operating expenses remain the same throughout those periods. Although an investor's actual expenses may be higher or lower than those shown in the table, based on these assumptions his or her expenses would be:

Expense Example - Pax Ellevate Global Women's Leadership Fund - USD ($)	One Year	Three Years	Five Years	Ten Years
Institutional Class	56	176	307	689
Investor Class	82	255	444	990

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in "Annual Fund Operating Expenses" or in the "Example of Expenses," affect the Global Women's Fund's performance. During the Global Women's Fund's most recent fiscal year, the Global Women's Fund's portfolio turnover rate was 66% of the average value of the portfolio.

Principal Investment Strategies

The Global Women's Fund employs a factor-based investment approach intended to closely correspond to or exceed the performance of the Women's Index. The Fund seeks to maintain risk characteristics that are generally similar to those of the Women's Index, while overweighting gender leadership factors, rather than adhering to the market capitalization weights used by the Women's Index. Under normal circumstances, the Global Women's Fund invests more than 80% of its total assets in the component securities of the Women's Index and in American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts representing the component securities of the Women's Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women's Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States. The Global Women's Fund's investments in equity securities may include growth securities (shares in companies whose earnings are expected to grow more rapidly than the market), value securities (shares that PEM believes are trading at a lower price than their company's intrinsic value) and companies of any size, including small- and medium-capitalization companies. Because the Global Women's Fund will normally adjust portfolio holdings in response to changes in the component securities of the Women's Index, the Global Women's Fund's strategy may involve high portfolio turnover. Portfolio turnover is not a principal consideration in investment decisions for the Fund, and the Fund is not subject to any limit on the frequency with which portfolio securities may be purchased or sold. The Global Women's Fund generally invests in all of the components included in the Women's Index, but may use a representative sampling strategy, or an optimized or enhanced strategy, to achieve its investment objective, weighting companies with more favorable characteristics with respect to women's leadership (e.g., number of women in executive positions or on the board of directors) more heavily than the Women's Index, which uses market weights exclusively. As a result, the Global Women's Fund may not always hold the same securities in the same proportions or weightings as the Women's Index. The Global Women's Fund also may invest up to 20% of its total assets in certain futures, options and swap contracts, cash and cash equivalents, and stocks not included in the Women's Index, but which PEM believes will help the Global Women's Fund to exceed the price and yield performance of the Women's Index. Any investments in stocks or stock options not included in the Women's Index will be evaluated by PEM for satisfaction of PEM's ESG and gender criteria. See "Pax Sustainability/ESG Criteria" on page 126. Although the Global Women's Fund will seek to maintain risk characteristics that PEM believes are generally similar to those of the Women's Index, it is possible that the performance may not correlate with the performance of the Women's Index. In addition, as a result of the Fund's investment strategy, under normal market conditions, the Fund is expected to be fossil fuel-free (not invested in securities of companies that the Adviser determines are significantly involved in the extraction and/or refining of fossil fuels).

The Women's Index is a customized market capitalization-weighted index consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women's Index Committee. In addition, the Women's Index seeks to exclude companies that fail to meet certain environmental, social and governance (ESG) or sustainability thresholds, including companies involved in the manufacture or sale of weapons, the manufacture of tobacco products and companies significantly involved in the extraction and/or refining of fossil fuels. The Women's Index is composed of approximately 400 securities. As of December 31, 2019, the Women's Index included companies with market capitalizations between approximately $2.1 billion and $1,200.3 billion.

PEM intends that, over time, the correlation between the Global Women's Fund's performance and that of the Women's Index, before fees and expenses, will be 95% or better. If the Women's Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Global Women's Fund will concentrate its investments in the same industry or group of industries. As of the date of this Prospectus, the Women's Index is not concentrated in any industry or group of industries.

In connection with each annual re-constitution of the Women's Index, the IAM Women's Index Committee approves the names of the issuers to be included in the Women's Index, based on recommendations by the IAM Gender Analytics team. IAM and PEM have adopted policies and procedures designed to address conflicts of interest between IAM's role in the creation and maintenance of the Women's Index and PEM's role in managing the Global Women's Fund. These policies and procedures are designed so that no individuals with any portfolio management responsibilities for the Global Women's Fund have any role, responsibility or input regarding the composition of the Women's Index. In addition, IAM and PEM have adopted policies and procedures that prohibit the Global Women's Fund's portfolio managers, who are joint employees of IAM and PEM, from acquiring, for the Global Women's Fund or their own account, securities under consideration for inclusion in the Women's Index, and from selling, for the Global Women's Fund or their own account, securities under consideration for removal from the Women's Index, until the re-constituted Women's Index has been published by the calculation agent for the Women's Index. As a result, the Global Women's Fund will be unable to benefit from any advance knowledge by the Global Women's Fund's portfolio managers of changes to the composition of the Women's Index. IAM may delay or change a scheduled rebalancing or reconstitution of the Women's Index or the implementation of certain rules at its sole discretion.

The Global Women's Fund's investments in securities of non-U.S. issuers may include investments in emerging markets and generally will be diversified across multiple countries or geographic regions.

Principal Risks
●	Market Risk Conditions in a broad or specialized market, a sector thereof or an individual industry or other factors including terrorism, war, natural disasters and the spread of infectious disease including epidemics or pandemics such as the recent COVID-19 outbreak may adversely affect security prices, thereby reducing the value of the Fund's investments. To the extent the Fund takes significant positions in one or more specific sectors, countries or regions, the Fund will be subject to the risks associated with such sector(s), country(ies) or region(s) to a greater extent than would be a more broadly diversified fund.

●	Management Risk At any time that the Fund employs a representative sampling strategy, or an optimized or enhanced strategy, investment decisions made by PEM and the Fund's portfolio manager may cause the Fund to underperform the Women's Index.

●	Equity Securities Risk The market price of equity securities may fluctuate significantly, rapidly and unpredictably, causing the Fund to experience losses. The prices of equity securities generally are more volatile than the prices of debt securities.

●	Investment Approach Risk The Fund seeks investment returns that closely correspond to or exceed the performance of the Women's Index. Accordingly, the Fund's performance would likely be adversely affected by a decline in the Women's Index. In addition, the Fund's investment approach may not produce the desired results and may cause the Fund to underperform the Women's Index.

●	Non-U.S. Securities Risk Non-U.S. securities may have less liquidity and more volatile prices than domestic securities, which can make it difficult for the Fund to sell such securities at desired times or prices. Non-U.S. markets may differ from U.S. markets in material and adverse ways. For example, securities transaction expenses generally are higher, transaction settlement may be slower, recourse in the event of default may be more limited and taxes and currency exchange controls may limit amounts available for distribution to shareholders. Non-U.S. investments are also subject to the effects of local political, social, diplomatic or economic events.

●	Turnover Risk Frequent changes in the securities held by a Fund increases the Fund's transaction costs and may result in adverse tax consequences, which together may adversely affect the Fund's performance.

●	Growth Securities Risk The values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

●	Small- and Medium-Sized Company Risk Securities of small- and medium-sized companies may have less liquidity and more volatile prices than securities of larger companies, which can make it difficult for the Fund to sell such securities at desired times or prices.

●	Value Securities Risk Value securities are securities the investment adviser believes are selling at a price lower than their true value, perhaps due to adverse business developments or special risks. If that belief is wrong or remains unrecognized by the market, the price of the securities may decline or may not appreciate as anticipated.

●	Concentration Risk A fund that concentrates in a single industry or group of industries may be more susceptible to an economic, market, political or regulatory occurrence affecting that specific industry or group of industries. If the Women's Index concentrates in an industry or group of industries, the Fund will concentrate in the same industry or group of industries.

●	Emerging Markets Risk Investments in emerging markets are likely to have greater exposure to the risks associated with investments in non-U.S. securities generally. Additionally, emerging market countries generally have less mature economies and less developed securities markets with more limited trading activity, are more heavily dependent on international trade and support, have a higher risk of currency devaluation, and may have more volatile inflation rates or longer periods of high inflation than more developed countries.

●	Currency Risk The U.S. dollar value of your investment in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar.

●	Issuer Risk The value of a security may fluctuate due to factors affecting only the entity that issued the security.

●	Non-Correlation Risk The performance of the Fund and of the Women's Index may vary somewhat for a variety of reasons, including the potential that the Fund may not always hold the same securities, or may not hold such securities in the same proportions or weightings, as the Women's Index. Although the Fund will seek to maintain risk characteristics that PEM believes are generally similar to those of the Women's Index, it is possible that the Fund's performance may not correlate with the performance of the Women's Index.

●	Financial Services Sector Risk Companies in the financial services sector are subject to the risk of regulatory change, decreased liquidity in credit markets, extensive governmental regulation, and unstable interest rates. Such companies may have concentrated portfolios, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses.

●	Information Technology Sector Risk Prices of technology companies' securities historically have been more volatile than those of many other securities, especially over the short term. Technology companies are subject to significant competitive pressures, such as aggressive pricing of their products or services, new market entrants, competition for market share, short product cycles due to an accelerated rate of technological developments, evolving industry standards, changing customer demands and the potential for limited earnings and/or falling profit margins. The failure of a company to adapt to such changes could have a material adverse effect on the company's business, results of operations, and financial condition. Many technology companies have limited operating histories.

As with all mutual funds, you may lose money by investing in the Global Women's Fund.

The foregoing descriptions are only summaries. Please see "About the Funds—Principal Risks" on page 114 for more detailed descriptions of the foregoing risks.

Performance Information

Effective June 4, 2014, the Global Women's Fund acquired the assets of the Pax World Global Women's Equality Fund, a series of Pax World Funds Series Trust I, pursuant to an Agreement and Plan of Reorganization dated May 28, 2014 (the "Reorganization"). Because the Global Women's Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women's Equality Fund (the "Predecessor Fund") is treated as the survivor of the Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Global Women's Fund for periods prior to June 4, 2014 is that of the Predecessor Fund.

The bar chart below presents the calendar year total returns for Investor Class shares of the Global Women's Fund before taxes. The bar chart is intended to provide some indication of the risk of investing in the Global Women's Fund by showing changes in the Global Women's Fund's performance from year to year. All performance information shown for the Global Women's Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Investor Class

For the periods shown in the bar chart:	Best quarter: 3rd quarter 2010, 12.67%
Worst quarter: 3rd quarter 2011, -18.13%

Average Annual Total Returns The performance table below presents the average annual total returns for Institutional Class and Investor Class shares of the Global Women's Fund. The performance table is intended to provide some indication of the risk of investing in the Global Women's Fund by showing how the Global Women's Fund's average annual total returns compare with the returns of a broad-based securities market index over a one-year, five-year and ten-year period. All performance information shown for the Global Women's Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. After-tax performance is presented only for Investor Class shares of the Fund. After-tax returns for Institutional Class shares may vary. After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the effect of local, state or foreign taxes. Actual after-tax returns will depend on a shareholder's own tax situation and may differ from those shown. After-tax returns may not be relevant to investors who hold shares of the Global Women's Fund through tax-advantaged arrangements (such as 401(k) plans or individual retirement accounts). As with all mutual funds, past performance (before and after taxes) is not necessarily an indication of future performance.

Average Annual Total Returns - Pax Ellevate Global Women's Leadership Fund		1 Year	5 Years	10 Years
Institutional Class	[1]	26.77%	9.11%	8.92%
Investor Class	[1]	26.42%	8.83%	8.65%
Investor Class | After Taxes on Distributions	[1]	25.51%	8.01%	7.86%
Investor Class | After Taxes on Distributions and Sales	[1]	16.26%	6.78%	6.89%
MSCI World (Net) Index (reflects no deduction for fees, expenses or taxes)	[2],[3]	27.67%	8.74%	9.47%
Impax Global Women's Leadership (Net) Index (reflects no deduction for fees, expenses or taxes)	[3],[4]	26.62%	9.60%
Lipper Global Multi-Cap Core Funds Index	[3],[5]	24.19%	7.88%	8.99%
[1]	For more recent month-end performance data, please visit www.impaxam.com or call us at 800.767.1729.
[2]	The MSCI World (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. Performance for the MSCI World Index is shown "net," which includes dividend reinvestments after deduction of foreign withholding taxes.
[3]	Unlike the Global Women's Fund, the MSCI World (Net) Index, the Impax Global Women's Leadership (Net) Index, and the Lipper Global Multi-Cap Core Funds Index are not investments, are not professionally managed and have (with the exception of the Impax Global Women's Leadership Index) no policy of sustainable investing. One cannot invest directly in an index.
[4]	The Women's Index is a customized market capitalization-weighted index created and licensed by IAM consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women's Index Committee. In addition, the companies comprising the Women's Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research. Inception date of the Women's Index is February 28, 2014.
[5]	The Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that track the results of funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have characteristics (i.e., price-to-earnings ratio, price-to-book ratio) that resemble the "average" of the common stocks of the MSCI World Index. The Lipper Global Multi-Cap Core Funds Index is not what is typically considered to be an "index" because it tracks the performance of other mutual funds rather than the changes in the value of a group of securities, a securities index, or some other traditional economic indicator. The Lipper Global Multi-Cap Core Funds Index reflects deductions for fees and expenses of the constituent funds.